Cover Page	May 07, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	CORELOGIC, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13585
Entity Tax Identification Number	95-1068610
Entity Address, Address Line One	40 Pacifica
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	214-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	CLGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000036047
Amendment Flag	false